UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Aristotle Fund, LP
Address:  80 Walden Lane
          Hollis Center, ME  04042

Form 13F File Number: 028-12711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon Higgins
Title:
Phone:    203-328-7090

Signature, Place, and Date of Signing:

/s/ Sharon Higgins                Stamford, CT                7/26/11
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $96,501
                                         -----------
                                         (thousands)

List of Other Included Managers:

NONE

COLUMN 1                      COLUMN 2 COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
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                              Title of              Value     Shares or  SH  PUT  Investment   Other         Voting Authority
Name of Issuer                 Class    Cusip      (x$1000)   PRN Amount PRN CALL Discretion  Managers   Sole     / Shared  /  None
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Broadridge Financial
  Solutions Inc.                 COM   11133T103    $1,817        75,471 SH          SOLE       N/A      75,471
Dell Inc.                        COM   24702R101      $167        10,000 SH          SOLE       N/A      10,000
Fiserv Inc.                      COM   337738108    $4,071        65,000 SH          SOLE       N/A      65,000
Lowes Companies Inc.             COM   548661107   $23,427     1,005,000 SH          SOLE       N/A   1,005,000
Nalco Holdings Co                COM   62985Q101   $29,618     1,065,000 SH          SOLE       N/A   1,065,000
Petsmart Inc                     COM   716768106   $13,067       288,000 SH          SOLE       N/A     288,000
Sally Beauty Holdings Inc        COM   79546E104   $24,334     1,423,000 SH          SOLE       N/A   1,423,000